Tax Status	12 Months Ended
Dec. 31, 2025
EBP, PR
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Puerto Rico Department of the Treasury has determined and informed the Plan Sponsor by letter dated February 17, 2017 that the Plan and related trust are designed in accordance with the applicable sections of the Puerto Rico Code.  The Plan has been amended since receiving the determination letter. However, the Company’s counsel believes the Plan is currently designed and being operated in compliance with the applicable requirements of the Puerto Rico Code. Accordingly, no provision has been made for Puerto Rico income taxes in the accompanying financial statements.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Puerto Rico Department of the Treasury. The Company’s counsel has confirmed there are no uncertain positions taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes the Plan is generally no longer subject to income tax examinations for years prior to 2022.